VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 55.3%
Basic Materials: 9.4%
Anshan Iron And Steel Group Co. Ltd. 4.28% (ChinaBond Government Security Yield Curve 3Y YTM+4.81%), 07/30/23 (o) (s)	CNY	13,000		$1,957,935
ChemChina Petrochemical Co. Ltd. 4.00%, 11/06/24	CNY	20,000		2,978,258
Guangdong Guangxin Holdings Group Ltd. 3.37%, 03/11/25	CNY	20,000		3,002,272
Taiyuan Iron & Steel Group Co. Ltd. 3.88%, 08/13/24	CNY	10,000		1,518,560
Zijin Mining Group Co. Ltd. 3.51%, 02/21/25	CNY	10,000		1,507,837
				10,964,862
Consumer Cyclicals: 1.4%
Beijing Infrastructure Investment Co. Ltd. 3.09%, 09/01/24	CNY	6,000		899,015
Beijing Tourism Group Co. Ltd. 3.95%, 08/02/26	CNY	4,900		742,879
				1,641,894
Energy: 3.0%
PetroChina Co. Ltd. 3.50%, 01/19/26	CNY	3,490		529,621
Yankuang Energy Group Co. Ltd. 3.43%, 03/12/25	CNY	20,000		3,008,684
				3,538,305
Financials: 21.2%
Beijing Automotive Group Co. Ltd. 4.48%, 10/19/23	CNY	9,600		1,449,856
Beijing Haidian State-Owned Assets Operation Co. Ltd. 3.70%, 10/24/24	CNY	15,000		2,229,111
Beijing State-Owned Capital Operation Management Co. Ltd. 3.85%, 01/14/24	CNY	15,000		2,270,080
China Cinda Asset Management Co. Ltd. 4.75%, 04/14/27	CNY	20,000		3,152,171
China Development Bank
3.39%, 02/03/27	CNY	20,904		3,189,525
3.87%, 08/01/23	CNY	20,709		3,126,213
4.59%, 08/01/38	CNY	20,301		3,476,805
Chongqing Longhu Development Co. Ltd.
3.45%, 08/02/23	CNY	5,000		739,330
3.75%, 03/21/23	CNY	1,600		237,259
4.44%, 01/25/24	CNY	8,000		1,196,278
Cinda Investment Co. Ltd. 4.30%, 12/22/23	CNY	1,500		223,854
		Par (000’s	)	Value
Financials (continued)
CITIC Securities Co. Ltd. 3.78%, 09/10/24	CNY	3,000		$456,503
Guangzhou Asset Management Co. Ltd. 3.79%, 01/22/24	CNY	15,000		2,260,351
Guotai Junan Securities Co. Ltd. 3.31%, 05/21/24	CNY	200		30,122
Qingdao Conson Development Group Co. Ltd. 3.55%, 01/09/25	CNY	5,000		745,498
				24,782,956
Industrials: 10.1%
China Railway Group Ltd. 3.99%, 07/16/24	CNY	5,000		762,339
China State Railway Group Co. Ltd. 3.45%, 07/25/24	CNY	15,000		2,267,841
Guangzhou Metro Group Co. Ltd. 6.05%, 06/03/24 #	CNY	900		139,298
Hubei Provincial Communications Investment Group Co. Ltd. 6.68%, 03/27/24	CNY	3,500		554,109
Jiangxi Ganyue Expressway Co. Ltd. 6.09%, 08/11/24	CNY	2,100		333,182
Nanjing Yangzi State-Owned Investment Group Co. Ltd. 3.63%, 10/21/24	CNY	12,000		1,784,263
Shandong Hi-Speed Group Co. Ltd. 4.00%, 10/21/24	CNY	17,000		2,595,085
Shanghai Pudong Development Group Co. Ltd. 3.52%, 04/21/26	CNY	10,000		1,508,910
Sichuan Development Holding Co. Ltd.
4.30%, 03/26/24	CNY	5,000		762,792
4.55%, 08/06/25	CNY	5,000		779,545
Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	CNY	135		19,899
Wuhan Metro Group Co. Ltd. 3.55%, 04/14/30	CNY	2,000		302,124
				11,809,387
Real Estate: 4.5%
Beijing Public Housing Center Co. Ltd. 3.19%, 04/16/40	CNY	15,000		2,249,882
China Fortune Land Development Co. Ltd.
5.50%, 10/22/22 (d) *	CNY	1,000		36,844
7.00%, 03/03/21 (d) *	CNY	1,000		37,207
China Vanke Co. Ltd. 3.55%, 09/26/24	CNY	10,000		1,484,549

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VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Real Estate (continued)
COFCO Commercial Property Investment Co. Ltd. 3.94%, 01/25/25	CNY	10,000		$1,498,266
				5,306,748
Technology: 0.3%
Beijing State-Owned Assets Management Co. Ltd. 5.90%, 06/25/24	CNY	2,052		323,391
Utilities: 5.4%
China Huaneng Group Co. Ltd. 3.55% (ChinaBond Government Security Yield Curve 5Y YTM+3.56%), 03/09/25 (o) (s)	CNY	15,000		2,265,938
China Southern Power Grid Co. Ltd. 5.90%, 03/19/24	CNY	900		140,839
China Yangtze Power Co. Ltd. 3.35%, 10/17/26	CNY	1,500		225,435
Guangdong Hengjian Investment Holding Co. Ltd. 3.84%, 08/07/24	CNY	5,000		759,519
		Par (000’s	)	Value
Utilities (continued)
Guangzhou Development District Holding Group Co. Ltd. 4.75%, 07/23/23	CNY	4,000		$598,988
Shandong Luxin Investment Holdings Group Co. Ltd. 3.85%, 01/07/26	CNY	10,000		1,510,520
State Power Investment Corp. Ltd. 4.20%, 11/20/23	CNY	4,995		758,448
				6,259,687
Total Corporate Bonds (Cost: $66,285,042)				64,627,230

GOVERNMENT OBLIGATIONS: 2.5%
China Government Bond
2.90%, 05/05/26	CNY	846		127,327
3.27%, 08/22/46	CNY	500		2,727,129
Total Government Obligations (Cost: $2,671,845)				2,854,456
Total Investments: 57.8% (Cost: $68,956,887)				67,481,686
Other assets less liabilities: 42.2%				49,309,725
NET ASSETS: 100.0%				$116,791,411

Definitions:
CNY	Chinese Yuan

Footnotes:
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $159,197 which represents 0.1% of net assets.
(d)	Security in default
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Basic Materials	16.3%	$10,964,862
Consumer Cyclicals	2.4	1,641,894
Energy	5.2	3,538,305
Financials	36.7	24,782,956
Government Activity	4.2	2,854,456
Industrials	17.5	11,809,387
Real Estate	7.9	5,306,748
Technology	0.5	323,391
Utilities	9.3	6,259,687
	100.0%	$67,481,686
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